Balance Sheet Components - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Goodwill [Roll Forward]
Balance, beginning of year	$ 425,074	$ 427,775
Foreign exchange translation	(1,190)	(2,699)
Balance, end of year	$ 423,885	$ 425,074